Intangible Assets, Net (Details) - Schedule of Intangible assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (1,878)	¥ (1,159)
Intangible assets, net	5,995	5,920
Government cooperative agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 7,873	¥ 7,079